Accrued Expenses (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses
Payroll and related costs	$ 1,140,761	$ 1,099,210
Research and development related costs	675,783	74,260
Offering costs	535,355
Legal and accounting related costs	216,946	341,901
Other	252,468	185,348
Total	$ 2,821,313	$ 1,700,719	$ 587,804